SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through August 14, 2025, and concluded that there are no other material reportable subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.